Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of differences between tax provision and Federal and Provincial statutory income taxes
The reasons for the differences are as follows:

Year ended December 31,	2018	2017
Income before income taxes	$21,417	$6,468
Tax rate	27.00%	27.00%
Expected expense	$5,783	$1,746
(Decrease) increase related to:
Income tax adjustments and reassessments	—	30
Non taxable portion of capital gains	(60)	(672)
Stock-based compensation	26	88
Other	347	12
Deferred income tax expense	$6,096	$1,204

Schedule of deferred tax assets and liabilities
The deferred tax assets and liabilities are summarized below:

	December 31, 2018	December 31, 2017
Deferred tax assets:
Non-capital and net capital loss carryforwards	$24,478	$18,619
Deferred financing costs	—	52
Contract liabilities	572	222
Capital lease obligations	23,207	17,961
Stock-based compensation	3,545	2,985
Other	2,538	2,357
Subtotal	$54,340	$42,196
Less: valuation allowance	(1,035)	(1,035)
	$53,305	$41,161

Deferred tax liabilities:
Contract assets	$3,711	$5,231
Assets held for sale	116	1,523
Accounts receivable – holdbacks	96	72
Property, plant and equipment	84,811	61,953
Deferred financing costs	86	—
	$88,820	$68,779

Net deferred income tax liability	$35,515	$27,618
Classified as:

	December 31, 2018	December 31, 2017
Deferred tax asset	$9,272	$10,539
Deferred tax liability	(44,787)	(38,157)
	$(35,515)	$(27,618)

Schedule of non-capital losses for income tax purposes
At December 31, 2018, the Company has a deferred tax asset of $23,443 resulting from non-capital loss carryforwards of $86,826, which expire as follows:

December 31, 2018
2025	$2
2026	151
2027	128
2031	605
2032	6,409
2033	5,893
2034	5,200
2036	2,207
2037	17,922
2038	48,309
$86,826